Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	MARIMED INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-54433
Entity Tax Identification Number	27-4672745
Entity Address, Address Line One	10 Oceana Way
Entity Address, City or Town	Norwood
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	(781)
Local Phone Number	277-0007
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001522767
Amendment Flag	false